INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
(the “Fund”)
Effective immediately, the Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement for Future Reference.
P-PS-PRO-FIX-SUP-5 100920